Financial Liabilities - Schedule Representing Due Dates of the Financial Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial liabilities [Line Items]
Finance leases	$ 34
Derivative instruments	0	$ (1,776)
Financial liabilities	34
Trade payables	9,460	9,722
Other current liabilities	6,570	5,197
Total Financial liabilities	16,064	$ 16,678
Less than 1 year [member]
Disclosure of offsetting of financial liabilities [Line Items]
Finance leases	21
Derivative instruments	0
Financial liabilities	21
Trade payables	9,460
Other current liabilities	6,570
Total Financial liabilities	16,051
One to Five Years [member]
Disclosure of offsetting of financial liabilities [Line Items]
Finance leases	13
Derivative instruments	0
Financial liabilities	13
Total Financial liabilities	13
More than 5 years [member]
Disclosure of offsetting of financial liabilities [Line Items]
Derivative instruments	$ 0